As filed with the Securities and Exchange Commission
                               on November 5, 1998
                        Registration No. 2-97817; 811-4305

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                           Post-Effective Amendment No. 57                   [X]

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]

                               Amendment No. 59                              [X]

                         (Check appropriate box or boxes)
                             -----------------------
                                NATIONS FUND TRUST
                (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
           (Address of Principal Executive Offices, including Zip Code)
                            --------------------------
        Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
         Robert M. Kurucza, Esq.             Carl Frischling, Esq.
         Marco E. Adelfio, Esq.              Kramer, Levin, Naftalis
         Morrison & Foerster LLP                 & Frankel
         2000 Pennsylvania Ave., N.W.        919 3rd Avenue
         Suite 5500                          New York, New York 10022
         Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

   [X]   Immediately upon filing pursuant                  [ ] on (date) pursuant
         to Rule 485(b), or                                    to Rule 485(b), or

   [ ]   60 days after filing pursuant                     [ ] on (date) pursuant
         to Rule 485(a), or                                    to Rule 485(a).

   [ ]   75 days after filing pursuant to                  [ ] on (date) pursuant to
         paragraph (a)(2)                                      paragraph(a)(2) of
                                                               Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 EXPLANATORY NOTE

      The Registrant is filing this Post-Effective Amendment No. 57 to the Company's Registration Statement solely for the purpose of including certain EDGARized exhibits to the Registration Statement.

      Part A included in Post-Effective Amendment No. 55 filed July 31, 1998 and the Part B filed pursuant to Rule 497 (c) on October 19, 1998 are incorporated by reference herein.

                                NATIONS FUND TRUST
                           FILE NOS. 2-97817; 811-4305



                                      PART C

                                OTHER INFORMATION

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

    Included in Part A:

         Per Share Income and Capital Changes

    Included in Part B:

    Audited Financial Statements for Nations Government Money Market, Nations Tax Exempt, Nations Value, Nations Capital Growth, Nations Emerging Growth, Nations Disciplined Equity, Nations Equity Index, Nations Managed Index, Nations Managed SmallCap Index, Nations Managed Value Index, Nations Managed SmallCap Value Index, Nations Marsico Growth & Income, Nations Marsico Focused Equities, Nations Balanced Assets, Nations Short-Intermediate Government, Nations Short-Term Income, Nations Diversified Income, Nations Strategic Fixed Income, Nations Short-Term Municipal Income, Nations Municipal Income, Nations Intermediate Municipal Bond, Nations Florida Intermediate Municipal Bond, Nations Georgia Intermediate Municipal Bond, Nations Maryland Intermediate Municipal Bond, Nations North Carolina Intermediate Municipal Bond, Nations South Carolina Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond, Nations Texas Intermediate Municipal Bond, Nations Virginia Intermediate Municipal Bond, Nations Florida Municipal Bond, Nations Georgia Municipal Bond, Nations Maryland Municipal Bond, Nations North Carolina Municipal Bond, Nations South Carolina Municipal Bond, Nations Tennessee Municipal Bond, Nations Texas Municipal Bond and Nations Virginia Municipal Bond Funds:

          Schedule of Investments for March 31, 1998
          Statements of Assets and Liabilities for March 31, 1998
          Statements of Operations for the fiscal year ended March 31, 1998 Statements of Changes in Net Assets for the fiscal year ended March 31, 1998 and the fiscal period ended March 31, 1997
          Schedule of Capital Stock Activity for the fiscal year ended March 31, 1998
          Notes to Financial Statements
          Report of Independent Accountants, dated May 28, 1997

 Included in Part C:

    (b)Exhibits

    Exhibit
    Number

    (1)(a)Declaration of Trust dated May 6, 1985, is filed herewith.

    (1)(b)Certificate pertaining to classification of shares dated May 17, 1985, is filed herewith.

    (1)(c)Amendment dated July 27, 1987, to Declaration of Trust is filed herewith.

    (1)(d)Certificate and Amendment to Declaration of Trust, dated September 13, 1989, is filed herewith.

    (1)(e)Certificate pertaining to classification of shares dated August 24, 1990, is filed herewith.

    (1)(f)Certificate and Amendment dated November 26, 1990 to Declaration of Trust, is filed herewith.

    (1)(g)Certificate pertaining to classification of shares dated July 18,
          1991, is                 filed herewith.

    (1)(h)Amendment dated March 25, 1992, to Declaration of Trust is filed herewith.

    (1)(i)Certificate relating to classification of shares dated March 26, 1992, is filed herewith

    (1)(j)Amendment dated September 21, 1992, to Declaration of Trust is filed herewith.

    (1)(k)Certificate pertaining to classification of shares creating "Investor B" Shares of the money market funds and creating "Investor C Shares" of the Non-Money Market Funds and relating to the establishment of Nations Intermediate Bond Fund and Nations Tennessee Municipal Bond Fund, dated March 26, 1993, is filed herewith.

    (1)(l)Certificate relating to the establishment of money market funds' Investor C shares dated July 8, 1993, is filed herewith.

    (1)(m)Certificate relating to the establishment of the Equity Index, Short-Term Municipal Income, Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Tennessee Municipal Bond, Texas Municipal Bond and Virginia Municipal Bond Funds dated September 21, 1993, is filed herewith.

    (1)(n)Certificate relating to the establishment of the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed December 1, 1993.

    (1)(o)Certificate relating to the redesignation of Investor B Shares and Investor C Shares of the non-money market funds to "Investor C Shares" and "Investor N Shares," respectively, dated March 24, 1994, is filed herewith.

    (1)(p)Certificate relating to the classification of shares of the Money Market Fund and the Tax Exempt Fund creating "Investor D Shares," is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

    (1)(q)Classification of Shares relating to the renaming of Nations Special Equity Fund is filed herewith.

    (1)(r)Certificate relating to the establishment of Nations Tax-Managed Equity Fund's Series of Shares is filed herewith.

    (2)(a)Amended and Restated Code of Regulations as approved and adopted by Registrant's Board of Trustees and last amended April 13, 1995, is filed herewith.

    (3)   None.

    (4)(a)Specimen copies of share certificates, to be filed by amendment.

    (5)(a)Investment Advisory Agreement between NationsBanc Advisors, Inc., ("NBAI") and the Registrant, dated January 1, 1996, is filed herewith.

    (5)(b) Sub-Advisory Agreement among NBAI, TradeStreet Investment Associates, Inc. ("TradeStreet") and the Registrant, dated January 1, 1996, is filed herewith.

    (5)(c)Sub-Advisory Agreement among NBAI, Marsico Capital Management, LLC and the Registrant, dated December 31, 1997, is filed herewith.

    (6)(a)Distribution Agreement between Stephens Inc. and Registrant for all classes of shares of Nations Fund Trust is filed herewith.

    (7)   None.

    (8) Custody Agreement between Registrant and The Bank of New York, dated October 19, 1998, is filed herewith.

    (9)(a)Administration Agreement between Stephens Inc. and Registrant, dated September 1, 1993, is filed herewith.

    (9)(b) Co-Administration Agreement between The Boston Company Advisors, Inc. and Registrant is filed herewith.

    (9)(c)Shareholder Administration Agreement for Trust B Shares (now known as Primary B Shares) is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

    (9)(d)Transfer Agency and Services Agreement dated June 1, 1995, between Registrant and The Shareholder Services Group, Inc., is filed herewith.

    (9)(e)Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Government, Tax Exempt, Money Market, Income, Equity, Value, Managed Bond, Municipal Income, Georgia Municipal Bond, Maryland Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Short-Intermediate Government Funds, is filed herewith.

    (9)(f)Amendment No. 1 dated September 28, 1992, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Capital Growth Fund Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is filed herewith.

    (9)(g)Amendment No. 2 dated February 3, 1993, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Tennessee Municipal Bond Fund and Municipal Income Fund, is filed herewith.

    (9)(h)Amendment No. 3 to the Transfer Agency Agreement relating to the Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is filed herewith.

(9)(h)(i) Amendment No. 4 to the Transfer Agency Agreement relating to Nations Tax-Managed Equity Fund is filed herewith.

   (9)(i) Cross Indemnification Agreement dated June 27, 1995, between the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc., is filed herewith.

    (9)(j)Form of Shareholder Servicing Agreement relating to Primary B Shares is filed herewith.

    (9)(k) Shareholder Servicing Plan for Investor A Shares is filed herewith.

    (9)(l)Forms of Shareholder Servicing Agreement for Investor A Shares are filed herewith.

    (9)(m)Shareholder Servicing Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is filed herewith.

    (9)(n)Forms of Shareholder Servicing Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, are filed herewith.

    (9)(o)Shareholder Servicing Plan for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds, is filed herewith.

    (9)(p)Forms of Shareholder Servicing Agreement for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds are filed herewith.

   (10)   N/A

   (11)   N/A

   (12)   N/A

   (13)   N/A

   (14)(a)Prototype Individual Retirement Account Plan, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

   (15)(a)Amended and Restated Shareholder Servicing and Distribution Plan Pursuant to Rule 12b-1 for Investor A Shares is filed herewith.

   (15)(b)Form of Sales Support Agreement for Investor A Shares is filed herewith.

   (15)(c)Amended and Restated Distribution Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is filed herewith.

   (15)(d)Form of Sales Support Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds is filed herewith.

   (15)(e)Distribution Plan for Investor B Shares (formerly Investor N Shares) of the non-money market funds is filed herewith.

   (15)(f)Form of Sales Support Agreement for Investor B Shares (formerly Investor N Shares) of the non-money market funds is filed herewith.

   (15)(g)Shareholder Administration Plan for Primary B Shares is filed herewith.

   (16)(a)Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

   (16)(b)Schedules for Computation of Primary B Shares shall be filed by Amendment.

   (16)(c)Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

   (16)(d)Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

   (16)(e)Schedules for Computation of Investor B Shares (formerly Investor N Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

   (16)(f)Schedules for Computation of Daily Shares (formerly Investor D Shares) to be filed by amendment.

   (17)   N/A

   (18) Revised Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated by reference to Post-Effective Amendment No. 56, is filed September, 1998.

Item 25. Persons Controlled By or Under Common Control with Registrant

            Registrant is controlled by its Board of Trustees.

Item 27. Indemnification

      Article IX, Section 9.3 of Registrant's Declaration of Trust, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's trustees and employees. Indemnification of Registrant's administrator, principal underwriter, custodian, and transfer agent is provided for, respectively, in:

         1.  Administration Agreement with Stephens Inc.;

         2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

         3.  Distribution Agreement with Stephens Inc.;

         4.  Mutual Fund Custody  Agreement with and The Bank of New York;

         5.  Transfer Agency Agreement with NationsBank Texas; and

         6. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc.("Portfolios"), dated June 27, 1995. The Company and or Portfolios will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities, to which the Trust may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Primary By the Company and/or Portfolios expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios by the Trust expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

      (a) To the knowledge of Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

      (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

      (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form ADV filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

      (d) Marsico performs sub-investment advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to a Form ADV filed by Marsico with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-54914).


Item 29. Principal Underwriter

    (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund, Inc., Nations Annuity Trust, Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations LifeGoal Funds, Inc., the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

    (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

    (c) Not applicable.

Item 30. Location of Accounts and Records

    (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

    (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

    (3) Marsico, 1200 17th Street, Suite 1300, Denver, Colorado 80202 (records relating to its function as sub-adviser to Nations Marscio Focused Equities Fund and Nations Marsico Growth & Income Fund).

    (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor).

    (5) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Administrator).

    (6) The First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

    (7) NationsBank, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent).

    (7) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as Custodian)

Item 31. Management Services

    Inapplicable.

Item 32. Undertakings

    (a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to shareholder communications.

    (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholder upon request and without charge.

                                    SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 5th day of November, 1998.

                                    NATIONS FUND TRUST


                                    By:                  *
                                        ----------------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Trustees

                                    By:   /s/ Richard H. Blank, Jr.
                                        ----------------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                     DATE

                *           President and Chairman         November 5, 1998
------------------------    of the Board of Trustees
(A. Max Walker)            (Principal Executive Officer)


                *                  Treasurer               November 5, 1998
------------------------        Vice President
(Richard H. Rose)   (Principal Financial and Accounting Officer)


                *                   Trustee                November 5, 1998
------------------------
(Edmund L. Benson, III)

                *                   Trustee                November 5, 1998
------------------------
(James Ermer)

                *                   Trustee                November 5, 1998
------------------------
(William H. Grigg)

                *                   Trustee                November 5, 1998
------------------------
(Thomas F. Keller)

                *                   Trustee                November 5, 1998
------------------------
(Carl E. Mundy, Jr.)

                *                   Trustee                November 5, 1998
------------------------
(Charles B. Walker)

                *                   Trustee                November 5, 1998
------------------------
(Thomas S. Word)

                *                   Trustee                November 5, 1998
------------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number          Description
------          -----------
EX-99.B1(a)    Declaration of Trust
EX-99.B1(b)    Certificate: Classification of Shares dated May 17, 1985
EX-99.B1(c)    Amendment to Declaration of Trust dated July 27, 1987
EX-99.B1(d)    Certification and Amendment to Declaration of Trust dated
               September  13, 1989
EX-99.B1(e)    Certificate: Classification of Shares dated August 24, 1990
EX-99.B1(f)    Certificate and Amendment to Declaration of Trust dated
               November 26, 1990
EX-99.B1(g)    Certificate: Classification of Shares dated July 18, 1991
EX-99.B1(h)    Amendment to Declaration of Trust dated March 25, 1992
EX-99.B1(i)    Certificate: Classification of Shares dated March 26, 1992
EX-99.B1(j)    Amendment to Declaration of Trust dated September 21, 1992
EX-99.B1(k)    Certificate: Classification of Shares dated March 26, 1993
EX-99.B1(l)    Certificate: Classification of Shares dated July 8, 1993
EX-99.B1(m)    Certificate dated September 22, 1993
EX-99.B1(o)    Certificate: Classification of Shares dated  March 24, 1994
EX-99.B1(q)    Certificate: Classification of Shares, relating to renaming
               Nations Special Equity Fund
EX-99.B1(r)    Certificate: Classification of Shares, relating to the
               establishment of Nations Tax-Managed Equity Fund's Series of
               Shares
EX-99.B2(a)    Amended and Restated Code of Regulations
EX-99.B5(a)    Investment Advisory Agreement with NationsBanc Advisors, Inc.
EX-99.B5(b)    Sub-Advisory Agreement with NBAI and TradeStreet Investment
               Associates, Inc.
EX-99.B5(c)    Sub-Advisory Agreement with NBAI and Marsico Capital
               Management, LLC

EX-99.B6(a)    Distribution Agreement with Stephens Inc.
EX-99.B8       Custody Agreement
EX-99.B9(a)    Administration Agreement with Stephens Inc.
EX-99.B9(b)    Co-Administration Agreement with The Boston Company
               Advisors, Inc.
EX-99.B9(d)    Transfer Agency and Services Agreement
EX-99.B9(e)    Transfer Agency Agreement
EX-99.B9(f)    Amendment No. 1 to the Transfer Agency Agreement
EX-99.B9(g)    Amendment No. 2 to the Transfer Agency Agreement
EX-99.B9(h)    Amendment No. 3 to the Transfer Agency Agreement
EX99.B9(h)(i)  Amendment No. 4 to the Transfer Agency Agreement
EX-99.B9(i)    Cross-Indemnification Agreement
EX-99.B9(j)    Form of Shareholder Servicing Agreement for Primary B Shares
EX-99.B9(k)    Shareholder Servicing Plan for Investor A Shares
EX-99.B9(l)    Forms of Shareholder Servicing Agreement for Investor A Shares
EX-99.B9(m)    Shareholder Servicing Plan for Investor B Shares and Investor C
               Shares
EX-99.B9(n)    Forms of Shareholder Servicing Agreement for Investor B Shares
               and Investor C Shares
EX-99.B9(o)    Shareholder Servicing Plan for Investor C Shares and Investor B
               Shares
EX-99.B9(p)    Forms of Shareholder Servicing Agreement for Investor C Shares
               and Investor B Shares
EX-99.B10      Opinion and Consent of Counsel
EX-99.B11      Consent of Independent Accountants
EX-99.B15(a)   Amended and Restated Shareholder Servicing and Distribution Plan
               for Investor A Shares
EX-99.B15(b)   Form of Sales Support Agreement for Investor A Shares
EX-99.B15(c)   Amended and Restated Distribution Plan for Investor B Shares
               and Investor C Shares

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EX-99.B15(d)   Form of Sale Support Agreement for Investor B Shares and Investor
               C Shares
EX-99.B15(e)   Distribution Plan for Investor B Shares
EX-99.B15(f)   Form of Sales Support Agreement for Investor B Shares
EX-99.B15(g)   Shareholder Administration Plan for Primary B Shares